Consolidated Statements of Operations and Comprehensive Loss - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Operating expenses
Research and development	$ 1,101,820	$ 1,489,483
General and administrative	1,192,244	2,666,669
Share-based compensation expense (Notes 8(v) and 9)	112,573	1,709,230
Depreciation (Note 5)	34,036	59,479
Total operating expenses	2,440,673	5,924,861
Other expenses (income)
Imputed interest expense (Note 6)	27,677	0
Interest expense	6,212	3,018
Other income	(46,026)	(33,974)
Foreign exchange loss	36,211	184,125
Change in fair value of warrant derivative liability (Note 10)	0	(484,124)
Total other (income) expenses	24,074	(330,955)
Net loss for the period	(2,464,747)	(5,593,906)
Foreign exchange translation adjustment	(24,390)	24,799
Net loss and comprehensive loss for the period	$ (2,489,137)	$ (5,569,107)
Loss per share - basic and diluted (in dollars per share)	$ (0.05)	$ (0.08)
Weighted average number of shares outstanding - basic and diluted (in shares)	48,225,034	67,210,266